Financial instruments - Schedule of Value at Risk Pre-tax (Details) - Commodity price risk - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Global oil
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	$ 56	$ 30
Global oil | Average
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	72	26
North America gas and power
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	23	15
North America gas and power | Average
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	18	12
Europe gas and power
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	40	13
Europe gas and power | Average
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	54	11
Environmental certificates
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	13	10
Environmental certificates | Average
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	10	8
Australia gas and power
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	12	6
Australia gas and power | Average
Disclosure of risk management strategy related to hedge accounting [line items]
Value at risk	$ 12	$ 8